                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                        Supplement dated January 24, 2003
        to the Statement of Additional Information dated March 1, 2002, as supplemented June 7, 2002, September 30, 2002 and October 31, 2002


The following sentence is added at the end of the fourth paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

         "The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the fifth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(5) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:


                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                 BY TRUSTEE
 -------------------------        ---------         --------------------------------------          --------------------------


INTERESTED PERSONS

Robert H. Graham* --  1946            1998     Director and Chairman, A I M Management Group         None
Trustee, Chairman and President                Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC (parent of
                                               AIM and a global investment management firm);
                                               formerly, President and Chief Executive Officer, A I
                                               M Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc. (registered
                                               broker dealer), A I M Fund Services, Inc.,
                                               (registered transfer agent), and Fund Management
                                               Company (registered broker dealer)


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*        Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5       OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                               BY TRUSTEE
 -------------------------        ---------         --------------------------------------      --------------------------


Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive          Director, Chairman,
Trustee                                        Officer, A I M Management Group Inc.             President and Chief
                                               (financial services holding company);            Executive Officer, INVESCO
                                               Director, Chairman and President, A I M          Bond Funds, Inc., INVESCO
                                               Advisors, Inc. (registered investment            Combination Stock & Bond
                                               advisor); Director, A I M Capital Management,    Funds, Inc., INVESCO
                                               Inc. (registered investment advisor) and A I M   Counselor Series Funds,
                                               Distributors, Inc. (registered broker dealer),   Inc., INVESCO International
                                               Director and Chairman, A I M Fund Services,      Funds, Inc., INVESCO Manager
                                               Inc., (registered transfer agent), and Fund      Series Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);   Money Market Funds, Inc.,
                                               and Chief Executive Officer, AMVESCAP PLC -      INVESCO Sector Funds, Inc.,
                                               AIM Division (parent of AIM and a global         INVESCO Stock Funds, Inc.,
                                               investment management firm); formerly, Chief     INVESCO Treasurer's Series
                                               Executive Officer, INVESCO Funds Group, Inc.     Funds, Inc. and INVESCO
                                                                                                Variable Investment Funds,
                                                                                                Inc."


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**       Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.